Shareholders equity - Share options (Details) - EUR (€)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Operating costs
Shareholders Equity
Compensation expenses	€ 1,183,000	€ 1,248,000
General and administrative costs
Shareholders Equity
Compensation expenses	641,000	804,000
Research and development costs
Shareholders Equity
Compensation expenses	€ 542,000	€ 444,000